Fair Value of Financial Instruments - Narrative (Details) - Level 3 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net unrealized appreciation (depreciation)	$ 194,934	$ 61,136
Net unrealized gains (losses)	$ 149,047	$ 52,042